LR408

PRUDENTIAL INVESTMENT PORTFOLIOS 2
PRUDENTIAL JENNISON 20/20 FOCUS FUND

PRUDENTIAL INVESTMENT PORTFOLIOS 3
PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14
PRUDENTIAL INVESTMENT PORTFOLIOS 12
PRUDENTIAL INVESTMENT PORTFOLIOS 4

PRUDENTIAL INVESTMENT PORTFOLIOS 5

TARGET ASSET ALLOCATION FUNDS
PRUDENTIAL MONEYMART ASSETS, INC.
PRUDENTIAL INVESTMENT PORTFOLIOS 6
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL NATIONAL MUNI FUND, INC.
PRUDENTIAL JENNISON BLEND FUND, INC.
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
PRUDENTIAL INVESTMENT PORTFOLIOS 7
PRUDENTIAL INVESTMENT PORTFOLIOS 8
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

PRUDENTIAL INVESTMENT PORTFOLIOS 9
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
THE TARGET PORTFOLIO TRUST
PRUDENTIAL WORLD FUND, INC.
PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
PRUDENTIAL TOTAL RETURN BOND FUND, INC.
PRUDENTIAL SECTOR FUNDS, INC.
PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

_____________________________________________

Supplement dated December 16, 2011

to the current
Statement of Additional Information of each of the Funds named above

This supplement amends each Fund’s Statement of Additional Information and is in addition to any existing supplement to each Fund’s Statement of Additional Information.

Effective as of December 31, 2011, Judy A. Rice has announced her retirement as President and Director/Trustee of each Fund. The Board of Directors/Trustees of each Fund has appointed Judy A. Rice as Vice President of each Fund effective January 1, 2012.

Effective as of January 1, 2012, Stuart S. Parker has been elected as a Director/Trustee of each Fund, and has been appointed as President of each Fund.

To reflect these changes, the table entitled “Interested Board Members” appearing in each Statement of Additional Information of each Fund is hereby replaced with the following new table:

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (49) Board Member & President Portfolios Overseen: 58

President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).

None.
Scott E. Benjamin (38) Board Member & Vice President Portfolios Overseen: 58

Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

To further reflect these changes, the section of the Statement of Additional Information entitled “Leadership Structure and Qualifications of Board Members” is revised to note that effective January 1, 2012, Mr. Parker serves as an Interested Board Member of each Fund and is President of Prudential Investments LLC.

LR408